Basis of Presentation and Accounting Policies (Transition adjustments - Condensed consolidated Statement of Cash Flows) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
OPERATING ACTIVITIES
Funds flow from operations	$ 1,777	$ 1,177
Net change in non-cash balances related to continuing operations	(209)	178
Operating activities from discontinued operations	0	(2)
Operating activities	1,568	1,353
INVESTING ACTIVITIES
Additions to property, plant and equipment	(1,109)	(1,121)
Additions to equipment costs (net)	(42)	(49)
Additions to other intangibles	147	131
Proceeds on sale of spectrum licences	0	35
Purchase of spectrum licenses	(492)	(25)
Proceeds on sale of discontinued operations, net of cash sold	0	18
Net additions to investments and other assets	7	88
Proceeds on disposal of property, plant and equipment	59	9
Investing activities	(1,133)	(1,176)
FINANCING ACTIVITIES
Increase in short-term borrowings (note 11)	0	40
Increase in long-term debt	1,000	10
Issue of Class B Non-Voting Shares	35	43
Dividends paid on Class A Shares and Class B Non-Voting Shares	(389)	(384)
Dividends paid on Series A Preferred Shares	(9)	(8)
Other	(1)	(1)
Financing activities	627	(300)
Increase (decrease) in cash	1,062	(123)
Cash, beginning of year	384	507
Cash, end of year	1,446	384
As reported [Member]
OPERATING ACTIVITIES
Funds flow from operations		1,259
Net change in non-cash balances related to continuing operations		102
Operating activities from discontinued operations		(2)
Operating activities		1,359
INVESTING ACTIVITIES
Additions to property, plant and equipment		(1,127)
Additions to equipment costs (net)		(49)
Additions to other intangibles		131
Proceeds on sale of spectrum licences		35
Purchase of spectrum licenses		(25)
Proceeds on sale of discontinued operations, net of cash sold		18
Net additions to investments and other assets		88
Proceeds on disposal of property, plant and equipment		9
Investing activities		(1,182)
FINANCING ACTIVITIES
Increase in short-term borrowings (note 11)		40
Increase in long-term debt		10
Issue of Class B Non-Voting Shares		43
Dividends paid on Class A Shares and Class B Non-Voting Shares		(384)
Dividends paid on Series A Preferred Shares		(8)
Other		(1)
Financing activities		(300)
Increase (decrease) in cash		(123)
Cash, beginning of year	384	507
Cash, end of year		384
IFRS 15 transition [Member]
OPERATING ACTIVITIES
Funds flow from operations		(82)
Net change in non-cash balances related to continuing operations		82
Operating activities from discontinued operations		0
Operating activities		0
INVESTING ACTIVITIES
Additions to property, plant and equipment		0
Additions to equipment costs (net)		0
Additions to other intangibles		0
Proceeds on sale of spectrum licences		0
Purchase of spectrum licenses		0
Proceeds on sale of discontinued operations, net of cash sold		0
Net additions to investments and other assets		0
Proceeds on disposal of property, plant and equipment		0
Investing activities		0
FINANCING ACTIVITIES
Increase in short-term borrowings (note 11)		0
Increase in long-term debt		0
Issue of Class B Non-Voting Shares		0
Dividends paid on Class A Shares and Class B Non-Voting Shares		0
Dividends paid on Series A Preferred Shares		0
Other		0
Financing activities		0
Increase (decrease) in cash		0
Cash, beginning of year	0	0
Cash, end of year		0
Change in accounting policy [member]
OPERATING ACTIVITIES
Funds flow from operations		0
Net change in non-cash balances related to continuing operations		(6)
Operating activities from discontinued operations		0
Operating activities		(6)
INVESTING ACTIVITIES
Additions to property, plant and equipment		6
Additions to equipment costs (net)		0
Additions to other intangibles		0
Proceeds on sale of spectrum licences		0
Purchase of spectrum licenses		0
Proceeds on sale of discontinued operations, net of cash sold		0
Net additions to investments and other assets		0
Proceeds on disposal of property, plant and equipment		0
Investing activities		6
FINANCING ACTIVITIES
Increase in short-term borrowings (note 11)		0
Increase in long-term debt		0
Issue of Class B Non-Voting Shares		0
Dividends paid on Class A Shares and Class B Non-Voting Shares		0
Dividends paid on Series A Preferred Shares		0
Other		0
Financing activities		0
Increase (decrease) in cash		0
Cash, beginning of year	0	0
Cash, end of year		0
Subsequent to transition [Member]
OPERATING ACTIVITIES
Funds flow from operations		1,177
Net change in non-cash balances related to continuing operations		178
Operating activities from discontinued operations		(2)
Operating activities		1,353
INVESTING ACTIVITIES
Additions to property, plant and equipment		(1,121)
Additions to equipment costs (net)		(49)
Additions to other intangibles		131
Proceeds on sale of spectrum licences		35
Purchase of spectrum licenses		(25)
Proceeds on sale of discontinued operations, net of cash sold		18
Net additions to investments and other assets		88
Proceeds on disposal of property, plant and equipment		9
Investing activities		(1,176)
FINANCING ACTIVITIES
Increase in short-term borrowings (note 11)		40
Increase in long-term debt		10
Issue of Class B Non-Voting Shares		43
Dividends paid on Class A Shares and Class B Non-Voting Shares		(384)
Dividends paid on Series A Preferred Shares		(8)
Other		(1)
Financing activities		(300)
Increase (decrease) in cash		(123)
Cash, beginning of year	$ 384	507
Cash, end of year		$ 384